TRANSACTIONS WITH RELATED PARTIES - Additional Information (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Percentage of increase in notes of the group	20.00%
Key management personnel compensation	$ 42,659,835	$ 30,238,710